Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Contractholder funds activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contractholder funds activity
Balance, beginning of year	$ 19,434	$ 20,260	$ 21,295
Deposits	1,109	1,130	1,164
Interest credited	650	687	722
Benefits	(844)	(901)	(966)
Surrenders and partial withdrawals	(1,135)	(999)	(1,053)
Maturities of and interest payments on institutional products	0	0	(86)
Contract charges	(824)	(826)	(829)
Net transfers from separate accounts	6	5	5
Other adjustments	(25)	78	8
Balance, end of year	$ 18,371	$ 19,434	$ 20,260